Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

LS Opportunity Fund (LSOFX)

Supplement dated April 16, 2014

To the Fund’s Prospectus dated September 30, 2013

The Board of Trustees approved a request by Long Short Advisors, LLC, the investment adviser to the LS Opportunity Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.

LS Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

LS Opportunity Fund (LSOFX)

Supplement dated April 16, 2014

To the Fund’s Prospectus dated September 30, 2013

The Board of Trustees approved a request by Long Short Advisors, LLC, the investment adviser to the LS Opportunity Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.